Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables
Schedule of trade receivables

	12.31.22	12.31.21
Current:
Sales of electricity – Billed	16,012	29,292
Receivables in litigation	287	493
Allowance for the impairment of trade receivables	(4,634)	(11,700)
Subtotal	11,665	18,085

Sales of electricity – Unbilled	15,333	15,377
PBA & CABA government credit	991	746
Fee payable for the expansion of the transportation and others	2	4
Total current	27,991	34,212

Schedule of allowance for the impairment of trade receivables

	Note	12.31.22	12.31.21
Balance at beginning of the year		11,700	13,534
Increase		2,182	3,816
Decrease		(314)	(411)
Recovery - Agreement on the Regularization of Obligations	2.c	(2,650)	—
Result from exposure to inflation		(6,284)	(5,239)
Balance at end of the year		4,634	11,700

Schedule of aging analysis of trade receivables

	12.31.22	12.31.21
Past due	8,593	9,223
Up to 3 months	19,398	24,989
Total trade receivables	27,991	34,212

Schedule of sensitivity analysis

- 5% increase in the uncollectibility rate estimate
12.31.22
Allowance	4,866
Variation	232

- 5% decrease in the uncollectibility rate estimate
12.31.22
Allowance	4,401
Variation	(233)